Consolidated Statements of Changes in Equity $ in Thousands	Share capital CAD ($)	Warrants CAD ($)	Contributed surplus Restricted share units CAD ($)	Contributed surplus CAD ($)	Accumulated other comprehensive income (loss) CAD ($)	Deficit CAD ($)	Restricted share units CAD ($)	CAD ($) shares
Beginning Balance at Dec. 31, 2021	$ 714,373			$ 6,436	$ 6,764	$ (143,371)		$ 584,202
Beginning Balance (In shares) at Dec. 31, 2021 | shares								44,400,854
Net loss						(192,460)		$ (192,460)
Other comprehensive loss, net					11,877			11,877
Comprehensive loss					11,877	(192,460)		(180,583)
Transfer of realized loss on financial assets at fair value through other comprehensive income (loss), net of taxes					(11,475)	11,475
Share-based compensation - Share options				3,426				3,426
Share-based compensation - Restricted and deferred share units			$ 4,315				$ 4,315
Shares issued - employee share purchase plan	368							$ 368
Shares issued - employee share purchase plan (in shares) | shares								35,045
Share issued from RSU/DSU settlement	608			(1,320)		408		$ (304)
Share issued from RSU/DSU redemption (in shares) | shares								27,651
Private placements - Brokered	101,873	$ 1,628						$ 103,501
Private placements - Brokered (in shares) | shares								7,752,917
Private placements - Non-Brokered	112,150							$ 112,150
Private placements - Non-Brokered (in shares) | shares								11,363,933
Share issue expense or costs	(6,243)	(55)						$ (6,298)
Shares issued on Acquisition of Tintic	109,657							$ 109,657
Shares issued on Acquisition of Tintic (in shares) | shares								12,049,449
Ending Balance at Dec. 31, 2022	1,032,786	1,573		12,857	7,166	(323,948)		$ 730,434
Ending Balance (in shares) at Dec. 31, 2022 | shares								75,629,849
Share Consolidation ratio								3
Net loss						(181,873)		$ (181,873)
Other comprehensive loss, net					(23,221)			(23,221)
Comprehensive loss					(23,221)	(181,873)		(205,094)
Transfer of realized loss on financial assets at fair value through other comprehensive income (loss), net of taxes					1,526	(1,526)
Bought deal financing	45,545	6,211						$ 51,756
Bought deal financing (in shares) | shares								7,841,850
Shares issued for the settlement of Deferred consideration	2,986							$ 2,986
Shares issued for the settlement of Deferred consideration (in shares) | shares								454,026
Shares issued to Williams Lake First Nation	292							$ 292
Shares issued to Williams Lake First Nation (in shares) | shares								60,000
Change in fair value related to warrants modification		4,483				(4,483)
Share-based compensation - Share options				4,175				$ 4,175
Share-based compensation - Restricted and deferred share units			$ 4,023				$ 4,023
Shares issued - employee share purchase plan	354							$ 354
Shares issued - employee share purchase plan (in shares) | shares								67,640
Share issued from RSU/DSU settlement	1,074			(2,333)		917		$ (342)
Share issued from RSU/DSU redemption (in shares) | shares								48,875
Share issue expense or costs	(2,988)	(408)						$ (3,396)
Ending Balance at Dec. 31, 2023	$ 1,080,049	$ 11,859		$ 18,722	$ (14,529)	$ (510,913)		$ 585,188
Ending Balance (in shares) at Dec. 31, 2023 | shares								84,102,240